Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 6,756,500	$ 8,870,800
Trading securities	7,000	7,000
Accounts receivable	509,800	422,800
Prepaid expenses and other assets	2,850,100	3,175,100
Current content assets, net	1,856,000	1,566,800
Total current assets	12,738,200	14,908,500
Non-current Assets:
Long-term investments	1,479,400	1,480,800
Goodwill	2,889,200	2,889,200
Content assets, net	196,700	183,800
Total non-current assets	4,565,300	4,553,800
Total assets	17,303,500	19,462,300
Current liabilities:
Accounts payable	444,900	1,000,500
Contract liabilities	2,347,100	2,095,500
Income taxes payable	3,100	2,700
Other current liabilities and accrued expenses	2,587,600	2,255,300
Total liabilities	5,382,700	5,354,000
Commitments and contingencies (Note 10)
Shareholders’ Equity:
Preferred stock, $0.001 par value, 2,000,000 shares authorized, no shares issued and outstanding
Paid-in capital	40,695,600	40,405,400
Accumulated deficit	(28,815,500)	(26,337,600)
Total shareholder’s equity	11,920,800	14,108,300
Total liabilities and shareholder’ equity	17,303,500	19,462,300
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	34,800	34,600
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	5,900	5,900
Related Party
Current Assets:
Loans receivable – a related party	$ 758,800	$ 866,000